Schedule of prepayment and other current assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	$ 11,215,181	$ 167,677
Deposit	73,706	86,102
Total	$ 11,288,887	$ 253,779